UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2018 (Unaudited)

DWS RREEF MLP & Energy Infrastructure Fund

	Shares	Value ($)
Master Limited Partnerships 66.4%
Crude Oil & Refined Products 29.6%
Buckeye Partners LP	17,623	621,387
Fairway Energy LP (Units), 144A* (a)	10,000	35,300
Magellan Midstream Partners LP	18,802	1,283,236
MPLX LP	32,333	1,146,852
NuStar Energy LP	4,126	114,208
Shell Midstream Partners LP	10,590	236,898
Valero Energy Partners LP	6,100	218,319
		3,656,200
Diversified Midstream 23.4%
Andeavor Logistics LP	5,804	281,958
Energy Transfer Partners LP	58,635	1,322,219
Enterprise Products Partners LP	32,471	928,671
Plains All American Pipeline LP	13,819	360,952
		2,893,800
Fee-based Gathering & Processing 5.1%
Antero Midstream Partners LP	4,450	130,252
Enable Midstream Partners LP	16,698	259,988
Western Gas Partners LP	4,959	242,247
		632,487
Natural Gas Pipelines & Storage 8.3%
EQT GP Holdings LP	2,440	51,240
EQT Midstream Partners LP	12,116	692,550
Spectra Energy Partners LP	7,510	285,080
		1,028,870
Total Master Limited Partnerships (Cost $7,639,769)		8,211,357
Common Stocks 31.9%
Diversified Midstream 28.0%
Enbridge, Inc.	9,000	306,965
Kinder Morgan Canada Ltd. 144A	25,000	329,119
Kinder Morgan, Inc.	38,700	684,990
ONEOK, Inc.	1,900	125,229
Pembina Pipeline Corp.	18,100	617,342
TransCanada Corp.	17,200	732,549
Williams Companies, Inc.	22,638	669,858
		3,466,052
Fee-based Gathering & Processing 3.9%
Keyera Corp.	17,300	476,711
Total Common Stocks (Cost $4,064,858)		3,942,763
Cash Equivalents 4.1%
DWS Central Cash Management Government Fund, 1.96% (b) (Cost $510,041)	510,041	510,041
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,214,668)	102.4	12,664,161
Other Assets and Liabilities, Net	(2.4)	(295,562)
Net Assets	100.0	12,368,599

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2018 are as follows:

Value ($) at 11/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Cash Equivalents 4.1%
DWS Central Cash Management Government Fund, 1.96% (b)
285,374	8,264,137	8,039,470	—	—	3,046	—	510,041	510,041

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Master Limited Partnerships (c)	$8,176,057	$—	$35,300	$8,211,357
Common Stocks (c)	3,942,763	—	—	3,942,763
Short-Term Investments	510,041	—	—	510,041
Total	$12,628,861	$—	$35,300	$12,664,161

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF MLP & Energy Infrastructure Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018